Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Allowance for Credit Losses

Note 6: Loans and Allowance for Credit Losses

The following table presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include a total net reduction of $4.5 billion and $6.4 billion at December 31, 2014 and December 31, 2013, respectively, for unearned income, net deferred loan fees, and unamortized discounts and premiums.

	December 31,
(in millions)	2014	2013	2012	2011	2010
Commercial:
Commercial and industrial	$271,795	235,358	223,703	205,824	182,059
Real estate mortgage	111,996	112,427	106,392	106,028	99,490
Real estate construction	18,728	16,934	16,983	19,470	25,371
Lease financing	12,307	12,371	12,736	13,387	13,386
Total commercial	414,826	377,090	359,814	344,709	320,306
Consumer:
Real estate 1-4 family first mortgage	265,386	258,507	249,912	229,408	231,113
Real estate 1-4 family junior lien mortgage	59,717	65,950	75,503	86,041	96,205
Credit card	31,119	26,882	24,651	22,905	22,384
Automobile	55,740	50,808	45,998	43,508	43,754
Other revolving credit and installment	35,763	43,049	42,473	43,060	43,505
Total consumer	447,725	445,196	438,537	424,922	436,961
Total loans	$862,551	822,286	798,351	769,631	757,267

Our foreign loans are reported by respective class of financing receivable in the table above. Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign primarily based on whether the borrower’s primary address is outside of the United States. The following table presents total commercial foreign loans outstanding by class of financing receivable.

	December 31,
(in millions)	2014	2013	2012	2011	2010
Commercial foreign loans:
Commercial and industrial	$44,707	41,547	37,148	38,609	30,775
Real estate mortgage	4,776	5,328	52	53	55
Real estate construction	218	187	79	88	39
Lease financing	336	338	312	269	292
Total commercial foreign loans	$50,037	47,400	37,591	39,019	31,161

Loan Concentrations
Loan concentrations may exist when there are amounts loaned to borrowers engaged in similar activities or similar types of loans extended to a diverse group of borrowers that would cause them to be similarly impacted by economic or other conditions. At December 31, 2014 and 2013, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type. Our real estate 1-4 family mortgage loans to borrowers in the state of California represented approximately 13% of total loans at both December 31, 2014 and 2013, of which 2% were PCI loans in both years. These California loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 4% of total loans. We continuously monitor changes in real estate values and underlying economic or market conditions for all geographic areas of our real estate 1-4 family mortgage portfolio as part of our credit risk management process.
Some of our real estate 1-4 family first and junior lien mortgage loans include an interest-only feature as part of the loan terms. These interest-only loans were approximately 12% of total loans at December 31, 2014, and 15% at December 31, 2013. Substantially all of these interest-only loans at origination were considered to be prime or near prime. We do not offer option adjustable-rate mortgage (ARM) products, nor do we offer variable-rate mortgage products with fixed payment amounts, commonly referred to within the financial services industry as negative amortizing mortgage loans. We acquired an option payment loan portfolio (Pick-a-Pay) from Wachovia at December 31, 2008. A majority of the portfolio was identified as PCI loans. Since the acquisition, we have reduced our exposure to the option payment portion of the portfolio through our modification efforts and loss mitigation actions. At December 31, 2014, approximately 2% of total loans remained with the payment option feature compared with 10% at December 31, 2008.
Our first and junior lien lines of credit products generally have a draw period of 10 years (with some up to 15 or 20 years) with variable interest rate and payment options during the draw period of (1) interest only or (2) 1.5% of total outstanding balance plus accrued interest. During the draw period, the borrower has the option of converting all or a portion of the line from a variable interest rate to a fixed rate with terms including interest-only payments for a fixed period between three to seven years or a fully amortizing payment with a fixed period between five to 30 years. At the end of the draw period, a line of credit generally converts to an amortizing payment schedule with repayment terms of up to 30 years based on the balance at time of conversion. At December 31, 2014, our lines of credit portfolio had an outstanding balance of $69.7 billion, of which $6.2 billion, or 9%, is in its amortization period, another $13.3 billion, or 19%, of our total outstanding balance, will reach their end of draw period during 2015 through 2016, $14.2 billion, or 20%, during 2017 through 2019, and $36.0 billion, or 52%, will convert in subsequent years. This portfolio had unfunded credit commitments of $70.1 billion at December 31, 2014. The lines that enter their amortization period may experience higher delinquencies and higher loss rates than the ones in their draw period. At December 31, 2014, $425 million, or 7%, of outstanding lines of credit that are in their amortization period were 30 or more days past due, compared with $1.3 billion, or 2%, for lines in their draw period. We have considered this increased inherent risk in our allowance for credit loss estimate. In anticipation of our borrowers reaching the end of their contractual commitment, we have created a program to inform, educate and help these borrowers transition from interest-only to fully-amortizing payments or full repayment. We monitor the performance of the borrowers moving through the program in an effort to refine our ongoing program strategy.

Loan Purchases, Sales, and Transfers
The following table summarizes the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale at lower of cost or fair value. This loan activity primarily includes loans purchased and sales of whole loan or participating interests, whereby we receive or transfer a portion of a loan after origination. The table excludes PCI loans and loans recorded at fair value, including loans originated for sale because their loan activity normally does not impact the allowance for credit losses.

	Year ended December 31,
	2014			2013
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases (1)	$4,952	1,365	6,317	10,914	581	11,495
Sales	(1,706)	(152)	(1,858)	(6,740)	(514)	(7,254)
Transfers to MHFS/LHFS (1)	(99)	(9,778)	(9,877)	(258)	(11)	(269)

(1)
The “Purchases” and “Transfers to MHFS/LHFS" categories exclude activity in government insured/guaranteed real estate 1-4 family first mortgage loans. As servicer, we are able to buy delinquent insured/guaranteed loans out of the Government National Mortgage Association (GNMA) pools. These loans have different risk characteristics from the rest of our consumer portfolio, whereby this activity does not impact the allowance for loan losses in the same manner because the loans are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Such purchases net of transfers to MHFS were $2.9 billion and $8.2 billion for the year ended 2014 and 2013, respectively.

Commitments to Lend
A commitment to lend is a legally binding agreement to lend funds to a customer, usually at a stated interest rate, if funded, and for specific purposes and time periods. We generally require a fee to extend such commitments. Certain commitments are subject to loan agreements with covenants regarding the financial performance of the customer or borrowing base formulas on an ongoing basis that must be met before we are required to fund the commitment. We may reduce or cancel consumer commitments, including home equity lines and credit card lines, in accordance with the contracts and applicable law.
We may, as a representative for other lenders, advance funds or provide for the issuance of letters of credit under syndicated loan or letter of credit agreements. Any advances are generally repaid in less than a week and would normally require default of both the customer and another lender to expose us to loss. These temporary advance arrangements totaled approximately $87 billion at both December 31, 2014, and December 31, 2013.
We issue commercial letters of credit to assist customers in purchasing goods or services, typically for international trade. At both December 31, 2014 and 2013, we had $1.2 billion of outstanding issued commercial letters of credit. We also originate multipurpose lending commitments under which borrowers have the option to draw on the facility for different purposes in one of several forms, including a standby letter of credit. See Note 14 (Guarantees, Pledged Assets and Collateral) for additional information on standby letters of credit.
When we make commitments, we are exposed to credit risk. The maximum credit risk for these commitments will generally be lower than the contractual amount because a significant portion of these commitments are expected to expire without being used by the customer. In addition, we manage the potential risk in commitments to lend by limiting the total amount of commitments, both by individual customer and in total, by monitoring the size and maturity structure of these commitments and by applying the same credit standards for these commitments as for all of our credit activities.
For loans and commitments to lend, we may require collateral or a guarantee. We may require various types of collateral, including commercial and consumer real estate, automobiles, other short-term liquid assets such as accounts receivable or inventory and long-lived asset, such as equipment and other business assets. Collateral requirements for each loan or commitment may vary based on the loan product and our assessment of a customer's credit risk according to the specific credit underwriting, including terms and structure.
The contractual amount of our unfunded credit commitments, including unissued standby and commercial letters of credit, is summarized by portfolio segment and class of financing receivable in the following table. The table excludes standby and commercial letters of credit issued under the terms of our commitments and temporary advance commitments on behalf of other lenders.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Commercial:
Commercial and industrial	$278,093	250,986
Real estate mortgage	6,134	5,993
Real estate construction	15,587	12,612
Lease financing	3	—
Total commercial	299,817	269,591
Consumer:
Real estate 1-4 family first mortgage	32,055	32,908
Real estate 1-4 family junior lien mortgage	45,492	47,667
Credit card	95,062	79,049
Other revolving credit and installment	24,816	24,216
Total consumer	197,425	183,840
Total unfunded credit commitments	$497,242	453,431
Allowance for Credit Losses
The allowance for credit losses consists of the allowance for loan losses and the allowance for unfunded credit commitments. Changes in the allowance for credit losses were:

	Year ended December 31,
(in millions)	2014	2013	2012	2011	2010
Balance, beginning of year	$14,971	17,477	19,668	23,463	25,031
Provision for credit losses	1,395	2,309	7,217	7,899	15,753
Interest income on certain impaired loans (1)	(211)	(264)	(315)	(332)	(266)
Loan charge-offs:
Commercial:
Commercial and industrial	(627)	(739)	(1,404)	(1,681)	(2,820)
Real estate mortgage	(66)	(190)	(382)	(636)	(1,152)
Real estate construction	(9)	(28)	(191)	(351)	(1,189)
Lease financing	(15)	(34)	(24)	(41)	(124)
Total commercial	(717)	(991)	(2,001)	(2,709)	(5,285)
Consumer:
Real estate 1-4 family first mortgage	(721)	(1,439)	(3,020)	(3,896)	(4,916)
Real estate 1-4 family junior lien mortgage	(864)	(1,579)	(3,437)	(3,765)	(4,936)
Credit card	(1,025)	(1,022)	(1,105)	(1,458)	(2,415)
Automobile	(729)	(625)	(651)	(797)	(1,295)
Other revolving credit and installment	(668)	(754)	(759)	(990)	(1,253)
Total consumer	(4,007)	(5,419)	(8,972)	(10,906)	(14,815)
Total loan charge-offs	(4,724)	(6,410)	(10,973)	(13,615)	(20,100)
Loan recoveries:
Commercial:
Commercial and industrial	369	396	472	426	442
Real estate mortgage	160	226	163	143	68
Real estate construction	136	137	124	146	110
Lease financing	8	17	20	25	21
Total commercial	673	776	779	740	641
Consumer:
Real estate 1-4 family first mortgage	212	246	157	405	523
Real estate 1-4 family junior lien mortgage	238	269	260	218	211
Credit card	161	127	188	257	224
Automobile	349	322	364	449	509
Other revolving credit and installment	146	161	191	247	239
Total consumer	1,106	1,125	1,160	1,576	1,706
Total loan recoveries	1,779	1,901	1,939	2,316	2,347
Net loan charge-offs (2)	(2,945)	(4,509)	(9,034)	(11,299)	(17,753)
Allowances related to business combinations/other (3)	(41)	(42)	(59)	(63)	698
Balance, end of year	$13,169	14,971	17,477	19,668	23,463
Components:
Allowance for loan losses	$12,319	14,502	17,060	19,372	23,022
Allowance for unfunded credit commitments	850	469	417	296	441
Allowance for credit losses (4)	$13,169	14,971	17,477	19,668	23,463
Net loan charge-offs as a percentage of average total loans (2)	0.35%	0.56	1.17	1.49	2.30
Allowance for loan losses as a percentage of total loans (4)	1.43	1.76	2.13	2.52	3.04
Allowance for credit losses as a percentage of total loans (4)	1.53	1.82	2.19	2.56	3.10

(1)
Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize reductions in the allowance as interest income.

(2)	For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.

(3)	Includes $693 million for the year ended December 31, 2010, related to the adoption of consolidation accounting guidance on January 1, 2010.

(4)
The allowance for credit losses includes $11 million, $30 million, $117 million, $231 million and $298 million at December 31, 2014, 2013, 2012, 2011, and 2010, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.

The following table summarizes the activity in the allowance for credit losses by our commercial and consumer portfolio segments.

	Year ended December 31,
	2014			2013
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of period	$6,103	8,868	14,971	5,714	11,763	17,477
Provision for credit losses	342	1,053	1,395	680	1,629	2,309
Interest income on certain impaired loans	(20)	(191)	(211)	(54)	(210)	(264)

Loan charge-offs	(717)	(4,007)	(4,724)	(991)	(5,419)	(6,410)
Loan recoveries	673	1,106	1,779	776	1,125	1,901
Net loan charge-offs	(44)	(2,901)	(2,945)	(215)	(4,294)	(4,509)
Allowance related to business combinations/other	(4)	(37)	(41)	(22)	(20)	(42)
Balance, end of period	$6,377	6,792	13,169	6,103	8,868	14,971

The following table disaggregates our allowance for credit losses and recorded investment in loans by impairment methodology.

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
December 31, 2014
Collectively evaluated (1)	$5,482	3,706	9,188	409,560	404,263	813,823
Individually evaluated (2)	884	3,086	3,970	3,759	21,649	25,408
PCI (3)	11	—	11	1,507	21,813	23,320
Total	$6,377	6,792	13,169	414,826	447,725	862,551
December 31, 2013
Collectively evaluated (1)	$4,921	5,011	9,932	369,252	398,237	767,489
Individually evaluated (2)	1,156	3,853	5,009	5,334	22,736	28,070
PCI (3)	26	4	30	2,504	24,223	26,727
Total	$6,103	8,868	14,971	377,090	445,196	822,286

(1)
Represents loans collectively evaluated for impairment in accordance with Accounting Standards Codification (ASC) 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for non-impaired loans.

(2)	Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.

(3)
Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 3-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Credit Quality
We monitor credit quality by evaluating various attributes and utilize such information in our evaluation of the appropriateness of the allowance for credit losses. The following sections provide the credit quality indicators we most closely monitor. The credit quality indicators are generally based on information as of our financial statement date, with the exception of updated Fair Isaac Corporation (FICO) scores and updated loan-to-value (LTV)/combined LTV (CLTV), which are obtained at least quarterly. Generally, these indicators are updated in the second month of each quarter, with updates no older than September 30, 2014. See the “Purchased Credit-Impaired Loans” section of this Note for credit quality information on our PCI portfolio.

COMMERCIAL CREDIT QUALITY INDICATORS In addition to monitoring commercial loan concentration risk, we manage a consistent process for assessing commercial loan credit quality. Generally, commercial loans are subject to individual risk assessment using our internal borrower and collateral quality ratings. Our ratings are aligned to Pass and Criticized categories. The Criticized category includes Special Mention, Substandard, and Doubtful categories which are defined by bank regulatory agencies.
The following table provides a breakdown of outstanding commercial loans by risk category. Of the $8.3 billion in criticized commercial real estate (CRE) loans at December 31, 2014, $1.7 billion has been placed on nonaccrual status and written down to net realizable collateral value. CRE loans have a high level of monitoring in place to manage these assets and mitigate loss exposure.

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2014
By risk category:
Pass	$255,611	103,319	17,661	11,723	388,314
Criticized	16,109	7,416	896	584	25,005
Total commercial loans (excluding PCI)	271,720	110,735	18,557	12,307	413,319
Total commercial PCI loans (carrying value)	75	1,261	171	—	1,507
Total commercial loans	$271,795	111,996	18,728	12,307	414,826
December 31, 2013
By risk category:
Pass	$218,231	98,984	14,669	11,894	343,778
Criticized	16,912	11,587	1,832	477	30,808
Total commercial loans (excluding PCI)	235,143	110,571	16,501	12,371	374,586
Total commercial PCI loans (carrying value)	215	1,856	433	—	2,504
Total commercial loans	$235,358	112,427	16,934	12,371	377,090

The following table provides past due information for commercial loans, which we monitor as part of our credit risk management practices.

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2014
By delinquency status:
Current-29 DPD and still accruing	$270,624	109,032	18,345	12,251	410,252
30-89 DPD and still accruing	527	197	25	32	781
90+ DPD and still accruing	31	16	—	—	47
Nonaccrual loans	538	1,490	187	24	2,239
Total commercial loans (excluding PCI)	271,720	110,735	18,557	12,307	413,319
Total commercial PCI loans (carrying value)	75	1,261	171	—	1,507
Total commercial loans	$271,795	111,996	18,728	12,307	414,826
December 31, 2013
By delinquency status:
Current-29 DPD and still accruing	$234,012	107,744	15,885	12,308	369,949
30-89 DPD and still accruing	345	538	103	33	1,019
90+ DPD and still accruing	11	35	97	—	143
Nonaccrual loans	775	2,254	416	30	3,475
Total commercial loans (excluding PCI)	235,143	110,571	16,501	12,371	374,586
Total commercial PCI loans (carrying value)	215	1,856	433	—	2,504
Total commercial loans	$235,358	112,427	16,934	12,371	377,090

CONSUMER CREDIT QUALITY INDICATORS We have various classes of consumer loans that present unique risks. Loan delinquency, FICO credit scores and LTV for loan types are common credit quality indicators that we monitor and utilize in our evaluation of the appropriateness of the allowance for credit losses for the consumer portfolio segment.
Many of our loss estimation techniques used for the allowance for credit losses rely on delinquency-based models; therefore, delinquency is an important indicator of credit quality and the establishment of our allowance for credit losses. The following table provides the outstanding balances of our consumer portfolio by delinquency status.

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2014
By delinquency status:
Current-29 DPD	$208,642	58,182	30,356	54,365	35,356	386,901
30-59 DPD	2,415	398	239	1,056	180	4,288
60-89 DPD	993	220	160	235	111	1,719
90-119 DPD	488	158	136	78	82	942
120-179 DPD	610	194	227	5	21	1,057
180+ DPD	4,258	464	1	1	13	4,737
Government insured/guaranteed loans (1)	26,268	—	—	—	—	26,268
Total consumer loans (excluding PCI)	243,674	59,616	31,119	55,740	35,763	425,912
Total consumer PCI loans (carrying value)	21,712	101	—	—	—	21,813
Total consumer loans	$265,386	59,717	31,119	55,740	35,763	447,725
December 31, 2013
By delinquency status:
Current-29 DPD	$193,371	64,230	26,218	49,699	31,944	365,462
30-59 DPD	2,784	461	201	852	179	4,477
60-89 DPD	1,157	253	143	186	111	1,850
90-119 DPD	587	182	124	66	76	1,035
120-179 DPD	747	216	195	4	20	1,182
180+ DPD	5,024	485	1	1	7	5,518
Government insured/guaranteed loans (1)	30,737	—	—	—	10,712	41,449
Total consumer loans (excluding PCI)	234,407	65,827	26,882	50,808	43,049	420,973
Total consumer PCI loans (carrying value)	24,100	123	—	—	—	24,223
Total consumer loans	$258,507	65,950	26,882	50,808	43,049	445,196

(1)
Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the Federal Family Education Loan Program (FFELP). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $16.2 billion at December 31, 2014, compared with $20.8 billion at December 31, 2013. On June 30, 2014, we transferred all government guaranteed student loans to loans held for sale. Student loans 90+ DPD totaled $900 million at December 31, 2013.

Of the $6.7 billion of consumer loans not government insured/guaranteed that are 90 days or more past due at December 31, 2014, $873 million was accruing, compared with $7.7 billion past due and $902 million accruing at December 31, 2013.
Real estate 1-4 family first mortgage loans 180 days or more past due totaled $4.3 billion, or 1.7% of total first mortgages (excluding PCI), at December 31, 2014, compared with $5.0 billion, or 2.1%, at December 31, 2013.
The following table provides a breakdown of our consumer portfolio by updated FICO. We obtain FICO scores at loan origination and the scores are updated at least quarterly. The majority of our portfolio is underwritten with a FICO score of 680 and above. FICO is not available for certain loan types and may not be obtained if we deem it unnecessary due to strong collateral and other borrower attributes, primarily security-based loans of $5.9 billion at December 31, 2014, and $5.0 billion at December 31, 2013.

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2014
By updated FICO:
< 600	$11,166	4,001	2,639	8,825	894	27,525
600-639	7,866	2,794	2,588	6,236	1,058	20,542
640-679	13,894	5,324	4,931	9,352	2,366	35,867
680-719	24,412	8,970	6,285	9,994	4,389	54,050
720-759	35,490	12,171	6,407	7,475	5,896	67,439
760-799	82,123	17,897	5,234	7,315	7,673	120,242
800+	39,219	7,581	2,758	6,184	5,819	61,561
No FICO available	3,236	878	277	359	1,814	6,564
FICO not required	—	—	—	—	5,854	5,854
Government insured/guaranteed loans (1)	26,268	—	—	—	—	26,268
Total consumer loans (excluding PCI)	243,674	59,616	31,119	55,740	35,763	425,912
Total consumer PCI loans (carrying value)	21,712	101	—	—	—	21,813
Total consumer loans	$265,386	59,717	31,119	55,740	35,763	447,725
December 31, 2013
By updated FICO:
< 600	$14,128	5,047	2,404	8,400	956	30,935
600-639	9,029	3,247	2,175	5,925	1,015	21,391
640-679	14,918	5,985	4,176	8,827	2,158	36,064
680-719	24,336	10,043	5,398	8,992	3,917	52,686
720-759	32,991	13,581	5,530	6,546	5,264	63,912
760-799	72,062	19,238	4,535	6,313	6,836	108,984
800+	33,310	7,707	2,409	5,397	5,130	53,953
No FICO available	2,896	979	255	408	2,054	6,592
FICO not required	—	—	—	—	5,007	5,007
Government insured/guaranteed loans (1)	30,737	—	—	—	10,712	41,449
Total consumer loans (excluding PCI)	234,407	65,827	26,882	50,808	43,049	420,973
Total consumer PCI loans (carrying value)	24,100	123	—	—	—	24,223
Total consumer loans	$258,507	65,950	26,882	50,808	43,049	445,196

(1)
Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA and student loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under FFELP.

LTV refers to the ratio comparing the loan’s unpaid principal balance to the property’s collateral value. CLTV refers to the combination of first mortgage and junior lien mortgage (including unused line amounts for credit line products) ratios. LTVs and CLTVs are updated quarterly using a cascade approach which first uses values provided by automated valuation models (AVMs) for the property. If an AVM is not available, then the value is estimated using the original appraised value adjusted by the change in Home Price Index (HPI) for the property location. If an HPI is not available, the original appraised value is used. The HPI value is normally the only method considered for high value properties, generally with an original value of $1 million or more, as the AVM values have proven less accurate for these properties.
The following table shows the most updated LTV and CLTV distribution of the real estate 1-4 family first and junior lien mortgage loan portfolios. We consider the trends in residential real estate markets as we monitor credit risk and establish our allowance for credit losses. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV primarily due to industry data availability and portfolios acquired from or serviced by other institutions.

	December 31, 2014			December 31, 2013
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$95,719	15,603	111,322	74,047	13,645	87,692
60.01-80%	86,112	17,651	103,763	80,187	17,154	97,341
80.01-100%	25,170	14,004	39,174	30,842	16,273	47,115
100.01-120% (1)	6,133	7,254	13,387	10,678	9,992	20,670
> 120% (1)	2,856	4,058	6,914	6,306	7,369	13,675
No LTV/CLTV available	1,416	1,046	2,462	1,610	1,394	3,004
Government insured/guaranteed loans (2)	26,268	—	26,268	30,737	—	30,737
Total consumer loans (excluding PCI)	243,674	59,616	303,290	234,407	65,827	300,234
Total consumer PCI loans (carrying value)	21,712	101	21,813	24,100	123	24,223
Total consumer loans	$265,386	59,717	325,103	258,507	65,950	324,457

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.

(2)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

NONACCRUAL LOANS The following table provides loans on nonaccrual status. PCI loans are excluded from this table because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Commercial:
Commercial and industrial	$538	775
Real estate mortgage	1,490	2,254
Real estate construction	187	416
Lease financing	24	30
Total commercial (1)	2,239	3,475
Consumer:
Real estate 1-4 family first mortgage (2)	8,583	9,799
Real estate 1-4 family junior lien mortgage	1,848	2,188
Automobile	137	173
Other revolving credit and installment	41	33
Total consumer	10,609	12,193
Total nonaccrual loans (excluding PCI)	$12,848	15,668

(1)	Includes LHFS of $1 million at December 31, 2014 and December 31, 2013.

(2)	Includes MHFS of $177 million and $227 million at December 31, 2014, and December 31, 2013, respectively.
LOANS IN PROCESS OF FORECLOSURE Our recorded investment in consumer mortgage loans collateralized by residential real estate property that are in process of foreclosure was $12.7 billion and $17.3 billion at December 31, 2014 and December 31, 2013, respectively, which included $6.6 billion and $10.0 billion, respectively, of loans that are government insured/guaranteed. We commence the foreclosure process on consumer real estate loans when a borrower becomes 120 days delinquent in accordance with Consumer Finance Protection Bureau Guidelines. Foreclosure procedures and timelines vary depending on whether the property address resides in a judicial or non-judicial state. Judicial states require the foreclosure to be processed through the state's courts while non-judicial states are processed without court intervention. Foreclosure timelines vary according to state law.
LOANS 90 DAYS OR MORE PAST DUE AND STILL ACCRUING   Certain loans 90 days or more past due as to interest or principal are still accruing, because they are (1) well-secured and in the process of collection or (2) real estate 1‑4 family mortgage loans or consumer loans exempt under regulatory rules from being classified as nonaccrual until later delinquency, usually 120 days past due. PCI loans of $3.7 billion at December 31, 2014, and $4.5 billion at December 31, 2013, are not included in these past due and still accruing loans even though they are 90 days or more contractually past due. These PCI loans are considered to be accruing because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.
The following table shows non-PCI loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Loan 90 days or more past due and still accruing:
Total (excluding PCI):	$17,810	23,219
Less: FHA insured/VA guaranteed (1)(2)	16,827	21,274
Less: Student loans guaranteed under the FFELP (3)	63	900
Total, not government insured/guaranteed	$920	1,045
By segment and class, not government insured/guaranteed:
Commercial:
Commercial and industrial	$31	11
Real estate mortgage	16	35
Real estate construction	—	97
Total commercial	47	143
Consumer:
Real estate 1-4 family first mortgage (2)	260	354
Real estate 1-4 family junior lien mortgage (2)	83	86
Credit card	364	321
Automobile	73	55
Other revolving credit and installment	93	86
Total consumer	873	902
Total, not government insured/guaranteed	$920	1,045

(1)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

(2)	Includes mortgage loans held for sale 90 days or more past due and still accruing.

(3)
Represents loans whose repayments are predominantly guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP. At the end of second quarter 2014, all government guaranteed student loans were transferred to loans held for sale.

IMPAIRED LOANS  The table below summarizes key information for impaired loans. Our impaired loans predominantly include loans on nonaccrual status in the commercial portfolio segment and loans modified in a TDR, whether on accrual or nonaccrual status. These impaired loans generally have estimated losses which are included in the allowance for credit losses. We have impaired loans with no allowance for credit losses when loss content has been previously recognized through charge-offs and we do not anticipate additional charge-offs or losses, or certain loans are currently performing in accordance with their terms and for which no loss has been estimated. Impaired loans exclude PCI loans. The table below includes trial modifications that totaled $452 million at December 31, 2014, and $650 million at December 31, 2013.
For additional information on our impaired loans and allowance for credit losses, see Note 1 (Summary of Significant Accounting Policies).

		Recorded investment
(in millions)	Unpaid principal balance (1)	Impaired loans	Impaired loans with related allowance for credit losses	Related allowance for credit losses
December 31, 2014
Commercial:
Commercial and industrial	$1,524	926	757	240
Real estate mortgage	3,190	2,483	2,405	591
Real estate construction	491	331	308	45
Lease financing	33	19	19	8
Total commercial	5,238	3,759	3,489	884
Consumer:
Real estate 1-4 family first mortgage	21,324	18,600	12,433	2,322
Real estate 1-4 family junior lien mortgage	3,094	2,534	2,009	653
Credit card	338	338	338	98
Automobile	190	127	55	8
Other revolving credit and installment	60	50	42	5
Total consumer (2)	25,006	21,649	14,877	3,086
Total impaired loans (excluding PCI)	$30,244	25,408	18,366	3,970
December 31, 2013
Commercial:
Commercial and industrial	$2,060	1,311	1,061	228
Real estate mortgage	4,269	3,375	3,264	819
Real estate construction	946	615	589	101
Lease financing	71	33	33	8
Total commercial	7,346	5,334	4,947	1,156
Consumer:
Real estate 1-4 family first mortgage	22,450	19,500	13,896	3,026
Real estate 1-4 family junior lien mortgage	3,130	2,582	2,092	681
Credit card	431	431	431	132
Automobile	245	189	95	11
Other revolving credit and installment	44	34	27	3
Total consumer (2)	26,300	22,736	16,541	3,853
Total impaired loans (excluding PCI)	$33,646	28,070	21,488	5,009

(1)	Excludes the unpaid principal balance for loans that have been fully charged off or otherwise have zero recorded investment.

(2)
Years ended December 31, 2014 and 2013, include the recorded investment of $2.1 billion and $2.5 billion, respectively, of government insured/guaranteed loans that are predominantly insured by the FHA or guaranteed by the VA and generally do not have an allowance.

Commitments to lend additional funds on loans whose terms have been modified in a TDR amounted to $341 million and $407 million at December 31, 2014 and 2013, respectively.
The following tables provide the average recorded investment in impaired loans and the amount of interest income recognized on impaired loans by portfolio segment and class.

	Year ended December 31,
	2014		2013		2012
(in millions)	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income
Commercial:
Commercial and industrial	$1,089	77	1,508	94	2,317	112
Real estate mortgage	2,924	150	3,842	141	4,821	119
Real estate construction	457	39	966	35	1,818	61
Lease financing	28	—	38	1	57	1
Total commercial	4,498	266	6,354	271	9,013	293
Consumer:
Real estate 1-4 family first mortgage	19,086	934	19,419	973	15,750	803
Real estate 1-4 family junior lien mortgage	2,547	142	2,498	143	2,193	80
Credit card	381	46	480	57	572	63
Automobile	154	18	232	29	299	42
Other revolving credit and installment	39	4	30	3	25	2
Total consumer	22,207	1,144	22,659	1,205	18,839	990
Total impaired loans (excluding PCI)	$26,705	1,410	29,013	1,476	27,852	1,283

	Year ended December 31,
(in millions)	2014	2013	2012
Average recorded investment in impaired loans	$26,705	29,013	27,852
Interest income:
Cash basis of accounting	$435	426	316
Other (1)	975	1,050	967
Total interest income	$1,410	1,476	1,283

(1)
Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans. See footnote 1 to the table of changes in the allowance for credit losses.

TROUBLED DEBT RESTRUCTURINGS (TDRs)  When, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to a borrower that we would not otherwise consider, the related loan is classified as a TDR. We do not consider any loans modified through a loan resolution such as foreclosure or short sale to be a TDR.
We may require some consumer borrowers experiencing financial difficulty to make trial payments generally for a period of three to four months, according to the terms of a planned permanent modification, to determine if they can perform according to those terms. These arrangements represent trial modifications, which we classify and account for as TDRs. While loans are in trial payment programs, their original terms are not considered modified and they continue to advance through delinquency status and accrue interest according to their original terms. The planned modifications for these arrangements predominantly involve interest rate reductions or other interest rate concessions; however, the exact concession type and resulting financial effect are usually not finalized and do not take effect until the loan is permanently modified. The trial period terms are developed in accordance with our proprietary programs or the U.S. Treasury’s Making Homes Affordable programs for real estate 1-4 family first lien (i.e. Home Affordable Modification Program – HAMP) and junior lien (i.e. Second Lien Modification Program – 2MP) mortgage loans.
At December 31, 2014, the loans in trial modification period were $149 million under HAMP, $34 million under 2MP and $269 million under proprietary programs, compared with $253 million, $45 million and $352 million at December 31, 2013, respectively. Trial modifications with a recorded investment of $167 million at December 31, 2014, and $286 million at December 31, 2013, were accruing loans and $285 million and $364 million, respectively, were nonaccruing loans. Our experience is that substantially all of the mortgages that enter a trial payment period program are successful in completing the program requirements and are then permanently modified at the end of the trial period. Our allowance process considers the impact of those modifications that are probable to occur.
The following table summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period.

	Primary modification type (1)				Financial effects of modifications
(in millions)	Principal (2)	Interest rate reduction	Other concessions (3)	Total	Charge- offs (4)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (5)
Year ended December 31, 2014
Commercial:
Commercial and industrial	$4	51	914	969	36	1.53%	$51
Real estate mortgage	7	182	929	1,118	—	1.21	182
Real estate construction	—	10	270	280	—	2.12	10
Total commercial	11	243	2,113	2,367	36	1.32	243
Consumer:
Real estate 1-4 family first mortgage	571	401	2,690	3,662	92	2.50	833
Real estate 1-4 family junior lien mortgage	50	114	246	410	64	3.27	157
Credit card	—	155	—	155	—	11.40	155
Automobile	2	5	85	92	36	8.56	5
Other revolving credit and installment	—	12	16	28	—	5.26	12
Trial modifications (6)	—	—	(74)	(74)	—	—	—
Total consumer	623	687	2,963	4,273	192	3.84	1,162
Total	$634	930	5,076	6,640	228	3.41%	$1,405
Year ended December 31, 2013
Commercial:
Commercial and industrial	$19	177	1,081	1,277	17	4.71%	$177
Real estate mortgage	33	307	1,391	1,731	8	1.66	308
Real estate construction	—	12	381	393	4	1.07	12
Total commercial	52	496	2,853	3,401	29	2.72	497
Consumer:
Real estate 1-4 family first mortgage	1,143	1,170	3,681	5,994	233	2.64	2,019
Real estate 1-4 family junior lien mortgage	103	181	472	756	42	3.33	276
Credit card	—	182	—	182	—	10.38	182
Automobile	3	12	97	112	34	7.66	12
Other revolving credit and installment	—	10	12	22	—	4.87	10
Trial modifications (6)	—	—	50	50	—	—	—
Total consumer	1,249	1,555	4,312	7,116	309	3.31	2,499
Total	$1,301	2,051	7,165	10,517	338	3.21%	$2,996
Year ended December 31, 2012
Commercial:
Commercial and industrial	$11	35	1,389	1,435	40	1.60%	$38
Real estate mortgage	47	219	1,907	2,173	12	1.57	226
Real estate construction	12	19	531	562	10	1.69	19
Lease financing	—	—	4	4	—	—	—
Total commercial	70	273	3,831	4,174	62	1.58	283
Consumer:
Real estate 1-4 family first mortgage	1,371	1,302	5,822	8,495	547	3.00	2,379
Real estate 1-4 family junior lien mortgage	79	244	756	1,079	512	3.70	313
Credit card	—	241	—	241	—	10.85	241
Automobile	5	54	265	324	50	6.90	56
Other revolving credit and installment	—	1	22	23	5	4.29	2
Trial modifications (6)	—	—	666	666	—	—	—
Total consumer	1,455	1,842	7,531	10,828	1,114	3.78	2,991
Total	$1,525	2,115	11,362	15,002	1,176	3.59%	$3,274

(1)
Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $2.1 billion, $3.1 billion and $3.9 billion, for the years ended December 31, 2014, 2013, and 2012, respectively.

(2)
Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.

(3)
Other concessions include loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.

(4)
Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in legally forgiving principal (actual, contingent or deferred) of $149 million, $393 million and $495 million for the years ended December 31, 2014, 2013, and 2012, respectively.

(5)	Reflects the effect of reduced interest rates on loans with principal or interest rate reduction primary modification type.

(6)
Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

The table below summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2014	2013	2012
Commercial:
Commercial and industrial	$62	235	379
Real estate mortgage	117	303	579
Real estate construction	4	70	261
Lease financing	—	—	1
Total commercial	183	608	1,220
Consumer:
Real estate 1-4 family first mortgage	334	370	567
Real estate 1-4 family junior lien mortgage	29	34	55
Credit card	51	59	94
Automobile	14	18	55
Other revolving credit and installment	2	1	1
Total consumer	430	482	772
Total	$613	1,090	1,992
Purchased Credit-Impaired Loans
Substantially all of our PCI loans were acquired from Wachovia on December 31, 2008, at which time we acquired commercial and consumer loans with a carrying value of $18.7 billion and $40.1 billion, respectively. The unpaid principal balance on December 31, 2008 was $98.2 billion for the total of commercial and consumer PCI loans. The following table presents PCI loans net of any remaining purchase accounting adjustments. Real estate 1-4 family first mortgage PCI loans are predominantly Pick-a-Pay loans.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Commercial:
Commercial and industrial	$75	215
Real estate mortgage	1,261	1,856
Real estate construction	171	433
Total commercial	1,507	2,504
Consumer:
Real estate 1-4 family first mortgage	21,712	24,100
Real estate 1-4 family junior lien mortgage	101	123
Total consumer	21,813	24,223
Total PCI loans (carrying value)	$23,320	26,727
Total PCI loans (unpaid principal balance)	$32,924	38,229

ACCRETABLE YIELD  The excess of cash flows expected to be
collected over the carrying value of PCI loans is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pools of loans. The accretable yield is affected by:

•
changes in interest rate indices for variable rate PCI loans – expected future cash flows are based on the variable rates in effect at the time of the regular evaluations of cash flows expected to be collected;

•	changes in prepayment assumptions – prepayments affect the estimated life of PCI loans which may change the amount of interest income, and possibly principal, expected to be collected; and

•
changes in the expected principal and interest payments over the estimated life – updates to expected cash flows are driven by the credit outlook and actions taken with borrowers. Changes in expected future cash flows from loan modifications are included in the regular evaluations of cash flows expected to be collected.

The change in the accretable yield related to PCI loans since the merger with Wachovia is presented in the following table.

(in millions)	2014	2013	2012	2009-2011
Total, beginning of period	$17,392	18,548	15,961	10,447
Addition of accretable yield due to acquisitions	—	1	3	128
Accretion into interest income (1)	(1,599)	(1,833)	(2,152)	(7,199)
Accretion into noninterest income due to sales (2)	(37)	(151)	(5)	(237)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	2,243	971	1,141	4,213
Changes in expected cash flows that do not affect nonaccretable difference (3)	(209)	(144)	3,600	8,609
Total, end of period	$17,790	17,392	18,548	15,961

(1)	Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.

(2)	Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.

(3)
Represents changes in cash flows expected to be collected due to the impact of modifications, changes in prepayment assumptions, changes in interest rates on variable rate PCI loans and sales to third parties.

PCI ALLOWANCE Based on our regular evaluation of estimates of cash flows expected to be collected, we may establish an allowance for a PCI loan or pool of loans, with a charge to income though the provision for losses. The following table summarizes the changes in allowance for PCI loan losses since the merger with Wachovia.

(in millions)	Commercial	Pick-a-Pay	Other consumer	Total
Balance, December 31, 2008	$—	—	—	—
Provision for loan losses	1,668	—	116	1,784
Charge-offs	(1,503)	—	(50)	(1,553)
Balance, December 31, 2011	165	—	66	231
Provision for loan losses	25	—	7	32
Charge-offs	(102)	—	(44)	(146)
Balance, December 31, 2012	88	—	29	117
Reversal of provision for loan losses	(52)	—	(16)	(68)
Charge-offs	(10)	—	(9)	(19)
Balance, December 31, 2013	26	—	4	30
Reversal of provision for loan losses	(12)	—	(3)	(15)
Charge-offs	(3)	—	(1)	(4)
Balance, December 31, 2014	$11	—	—	11

COMMERCIAL PCI CREDIT QUALITY INDICATORS The following table provides a breakdown of commercial PCI loans by risk category.

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2014
By risk category:
Pass	$21	783	118	922
Criticized	54	478	53	585
Total commercial PCI loans	$75	1,261	171	1,507
December 31, 2013
By risk category:
Pass	$118	324	160	602
Criticized	97	1,532	273	1,902
Total commercial PCI loans	$215	1,856	433	2,504

The following table provides past due information for commercial PCI loans.

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2014
By delinquency status:
Current-29 DPD and still accruing	$75	1,135	161	1,371
30-89 DPD and still accruing	—	48	5	53
90+ DPD and still accruing	—	78	5	83
Total commercial PCI loans	$75	1,261	171	1,507
December 31, 2013
By delinquency status:
Current-29 DPD and still accruing	$210	1,684	355	2,249
30-89 DPD and still accruing	5	41	2	48
90+ DPD and still accruing	—	131	76	207
Total commercial PCI loans	$215	1,856	433	2,504

CONSUMER PCI CREDIT QUALITY INDICATORS  Our consumer PCI loans were aggregated into several pools of loans at acquisition. Below, we have provided credit quality indicators based on the unpaid principal balance (adjusted for write-downs) of the individual loans included in the pool, but we have not allocated the remaining purchase accounting adjustments, which were established at a pool level. The following table provides the delinquency status of consumer PCI loans.

	December 31, 2014			December 31, 2013
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By delinquency status:
Current-29 DPD and still accruing	$19,236	168	19,404	20,712	171	20,883
30-59 DPD and still accruing	1,987	7	1,994	2,185	8	2,193
60-89 DPD and still accruing	1,051	3	1,054	1,164	4	1,168
90-119 DPD and still accruing	402	2	404	457	2	459
120-179 DPD and still accruing	440	3	443	517	4	521
180+ DPD and still accruing	3,654	83	3,737	4,291	95	4,386
Total consumer PCI loans (adjusted unpaid principal balance)	$26,770	266	27,036	29,326	284	29,610
Total consumer PCI loans (carrying value)	$21,712	101	21,813	24,100	123	24,223

The following table provides FICO scores for consumer PCI loans.

	December 31, 2014			December 31, 2013
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By FICO:
< 600	$7,708	75	7,783	9,933	101	10,034
600-639	5,416	53	5,469	6,029	60	6,089
640-679	6,718	69	6,787	6,789	70	6,859
680-719	4,008	39	4,047	3,732	35	3,767
720-759	1,728	13	1,741	1,662	11	1,673
760-799	875	6	881	865	5	870
800+	220	1	221	198	1	199
No FICO available	97	10	107	118	1	119
Total consumer PCI loans (adjusted unpaid principal balance)	$26,770	266	27,036	29,326	284	29,610
Total consumer PCI loans (carrying value)	$21,712	101	21,813	24,100	123	24,223

The following table shows the distribution of consumer PCI loans by LTV for real estate 1-4 family first mortgages and by CLTV for real estate 1-4 family junior lien mortgages.

	December 31, 2014			December 31, 2013
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$4,309	34	4,343	2,501	32	2,533
60.01-80%	11,264	71	11,335	8,541	42	8,583
80.01-100%	7,751	92	7,843	10,366	88	10,454
100.01-120% (1)	2,437	44	2,481	4,677	67	4,744
> 120% (1)	1,000	24	1,024	3,232	54	3,286
No LTV/CLTV available	9	1	10	9	1	10
Total consumer PCI loans (adjusted unpaid principal balance)	$26,770	266	27,036	29,326	284	29,610
Total consumer PCI loans (carrying value)	$21,712	101	21,813	24,100	123	24,223

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.